Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 09, 2024 USD ($) shares $ / shares Rate	Sep. 23, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options and RSUs to its employees, including the named executive officers. Historically, the Company has granted new hire option awards on or soon after a new hire’s employment start date and annual refresh employee equity awards typically in the first quarter of each fiscal year, which the dollar amount of the refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s practice is to grant annual employee equity awards on the 18th trading day following the filling of the Annual Report on Form 10-K for the prior fiscal year. Also, non-employee directors receive automatic grants of initial and annual equity awards, both in the form of stock options and RSUs, at the time of a director’s initial appointment or election to the board and upon each annual meeting of the Company’s stockholders, respectively, pursuant to the current Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Equity Compensation.” The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options on the 18th trading day following the filling of the Annual Report on Form 10-K for the prior fiscal year, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options or RSUs in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s practice is to grant annual employee equity awards on the 18th trading day following the filling of the Annual Report on Form 10-K for the prior fiscal year. Also, non-employee directors receive automatic grants of initial and annual equity awards, both in the form of stock options and RSUs, at the time of a director’s initial appointment or election to the board and upon each annual meeting of the Company’s stockholders, respectively, pursuant to the current Non-Employee Director Compensation Policy
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (%)

Catherine Owen Adams(1)	9/23/2024	353,261	$16.29	$9.39	(4.2)
Thomas Garner(2)	12/9/2024	235,849	$18.76	$10.97	(6.9)

(1) Ms. Owen Adams was granted a new hire equity award on the commencement of her employment, which coincided with a Current Report on Form 8-K announcing her appointment and Mr. Davis’s termination.

(2) Mr. Garner was granted a new hire equity award on commencement of his employment, which occurred two business days before we filed a Current Report on Form 8-K.

Catherine Owen Adams [Member]
Awards Close in Time to MNPI Disclosures
Name			Catherine Owen Adams
Underlying Securities | shares			353,261
Exercise Price | $ / shares			$ 16.29
Fair Value as of Grant Date | $			$ 9.39
Underlying Security Market Price Change | Rate			(420.00%)
Thomas Garner [Member]
Awards Close in Time to MNPI Disclosures
Name		Thomas Garner
Underlying Securities | shares		235,849
Exercise Price | $ / shares		$ 18.76
Fair Value as of Grant Date | $		$ 10.97
Underlying Security Market Price Change | Rate		(690.00%)